Restatement of Prior Period Financial Statements - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net loss		$ (1,194,831)		$ (477,455)	[1]	$ (969,298)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization		115,010		142,991	[2]	217,841	[2]
Warranties		65,543		91,283	[2]	57,480	[2]
Impairment of inventory		134,877		14,830	[2]	30,782	[2]
Finance income		(69,454)		(8,552)	[2]	(32,970)	[2]
Finance expense		213,321		108,402	[2]	45,218	[2]
Fair value change - Earn-out rights		(443,168)		(902,068)	[1]	0	[2]
Fair value change - Class C Shares		(22,000)		(35,090)	[1]	0	[1]
Listing expense		0		372,318	[2]	0	[2]
Income tax expense		(7,138)		29,660	[2]	(3,075)	[2]
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		10,892		11,036	[2]	0	[2]
Other provisions		19,890		23,367	[2]	11,560	[2]
Unrealised Exchange Gain/Loss Operating Payables		26,787		(26,672)	[2]	9,876	[2]
Other non-cash expense and income		(8,510)		11,266	[2]	0	[2]
Change in operating assets and liabilities:
Inventories		(358,392)		(186,393)	[2]	(283,776)	[2]
Contract liabilities		77,424		21,629	[2]	59,074	[2]
Trade receivables, prepaid expenses and other assets		(151,634)		(222,691)	[2]	57,119	[2]
Trade payables, accrued expenses and other liabilities		(459,002)		21,981	[2]	496,782	[2]
Interest received		32,280		8,552	[2]	1,396	[2]
Interest paid		(220,147)		(68,130)	[2]	(12,564)	[2]
Taxes paid		(35,477)		(19,559)	[2]	0	[2]
Cash used for operating activities		(1,859,842)		(1,089,295)	[2]	(314,555)	[2]
Cash flows from investing activities
Additions to property, plant and equipment		(137,400)		(32,269)	[2]	(24,701)	[2]
Additions to intangible assets		(457,364)		(674,275)	[2]	(102,236)	[2]
Additions to other investments		0		(2,500)	[2]	0	[2]
Cash used for investing activities		(439,399)		(709,044)	[2]	(126,937)	[2]
Cash flows from financing activities
Change in restricted deposits		(1,906)		0	[2]	48,830	[2]
Proceeds from short-term borrowings		3,262,831		2,149,799	[2]	698,882	[2]
Principal repayments of short-term borrowings				(1,426,935)		(411,950)
Principal repayments of lease liabilities		(21,916)		(19,448)		(8,913)
Proceeds from the issuance of share capital and other contributed capital	$ 1,417,973	0		1,417,973	[2]	582,388	[2]
Transaction costs		0		(38,903)	[2]	0	[2]
Cash provided by financing activities		2,093,304		2,082,486	[2]	909,237	[2]
Effect of foreign exchange rate changes on cash and cash equivalents		987		(66,947)	[2]	(27,492)	[2]
Net (decrease) increase in cash and cash equivalents		(204,950)		217,200	[2]	440,253	[2]
Cash and cash equivalents at the beginning of the period		973,877	[3]	756,677	[2]	316,424	[2]
Cash and cash equivalents at the end of the period		768,927		973,877	[3]	756,677	[2]
Originally Reported Amounts
Cash flows from operating activities
Net loss				(465,789)		(1,007,454)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization				158,392		239,164
Warranties				84,992		63,114
Impairment of inventory				27,877		31,984
Finance income				(8,552)		(32,969)
Finance expense				108,435		45,249
Fair value change - Earn-out rights				(902,068)
Fair value change - Class C Shares				(35,090)
Listing expense				372,318
Income tax expense				16,784		336
Loss on derecognition and disposal of property, plant, and equipment and intangible assets				0
Other provisions				0		0
Unrealised Exchange Gain/Loss Operating Payables				0		0
Other non-cash expense and income				18,997		11,560
Change in operating assets and liabilities:
Inventories				(226,638)		(290,442)
Contract liabilities				13,373		70,220
Trade receivables, prepaid expenses and other assets				(220,118)		48,574
Trade payables, accrued expenses and other liabilities				52,801		519,676
Interest received				8,552		1,396
Interest paid				(68,130)		(12,564)
Taxes paid				(19,559)
Cash used for operating activities				(1,083,423)		(312,156)
Cash flows from investing activities
Additions to property, plant and equipment				(32,269)		(24,701)
Additions to intangible assets				(681,204)		(104,971)
Additions to other investments				(2,500)
Cash used for investing activities				(715,973)		(129,672)
Cash flows from financing activities
Change in restricted deposits						48,830
Proceeds from short-term borrowings				2,149,799		698,882
Principal repayments of short-term borrowings				(1,426,935)		(411,950)
Principal repayments of lease liabilities				(18,905)		(8,578)
Proceeds from the issuance of share capital and other contributed capital				1,417,973		582,388
Transaction costs				(38,903)
Cash provided by financing activities				2,083,029		909,572
Effect of foreign exchange rate changes on cash and cash equivalents				(66,433)		(27,491)
Net (decrease) increase in cash and cash equivalents				217,200		440,253
Cash and cash equivalents at the beginning of the period		973,877		756,677		316,424
Cash and cash equivalents at the end of the period				973,877		756,677
Adjustments
Cash flows from operating activities
Net loss				(11,666)		38,156
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization				(15,401)		(21,323)
Warranties				6,291		(5,634)
Impairment of inventory				(13,047)		(1,202)
Finance income				0		(1)
Finance expense				(33)		(31)
Fair value change - Earn-out rights				0
Fair value change - Class C Shares				0
Listing expense				0
Income tax expense				12,876		(3,411)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets				11,036
Other provisions				23,367		11,560
Unrealised Exchange Gain/Loss Operating Payables				(26,672)		9,876
Other non-cash expense and income				(7,731)		(11,560)
Change in operating assets and liabilities:
Inventories				40,245		6,666
Contract liabilities				8,256		(11,146)
Trade receivables, prepaid expenses and other assets				(2,573)		8,545
Trade payables, accrued expenses and other liabilities				(30,820)		(22,894)
Interest received				0		0
Interest paid				0		0
Taxes paid				0
Cash used for operating activities				(5,872)		(2,399)
Cash flows from investing activities
Additions to property, plant and equipment				0		0
Additions to intangible assets				6,929		2,735
Additions to other investments				0
Cash used for investing activities				6,929		2,735
Cash flows from financing activities
Change in restricted deposits						0
Proceeds from short-term borrowings				0		0
Principal repayments of short-term borrowings				0		0
Principal repayments of lease liabilities				(543)		(335)
Proceeds from the issuance of share capital and other contributed capital				0		0
Transaction costs				0
Cash provided by financing activities				(543)		(335)
Effect of foreign exchange rate changes on cash and cash equivalents				(514)		(1)
Net (decrease) increase in cash and cash equivalents				0		0
Cash and cash equivalents at the beginning of the period		$ 0		0		0
Cash and cash equivalents at the end of the period				$ 0		$ 0

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[3]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.